Variable Interest Entities (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended																	3 Months Ended	12 Months Ended			12 Months Ended		12 Months Ended			3 Months Ended	12 Months Ended		12 Months Ended			12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Constitution Pipeline Company Llc [Member]	Dec. 31, 2013 Bluegrass Pipeline Company Llc [Member]	Dec. 31, 2013 Variable Interest Entity, Primary Beneficiary [Member] Cash and Cash Equivalents [Member]	Dec. 31, 2012 Variable Interest Entity, Primary Beneficiary [Member] Cash and Cash Equivalents [Member]	Dec. 31, 2013 Variable Interest Entity, Primary Beneficiary [Member] Property Plant And Equipment [Member]	Dec. 31, 2012 Variable Interest Entity, Primary Beneficiary [Member] Property Plant And Equipment [Member]	Dec. 31, 2013 Variable Interest Entity, Primary Beneficiary [Member] Accounts Payable [Member]	Dec. 31, 2012 Variable Interest Entity, Primary Beneficiary [Member] Accounts Payable [Member]	Dec. 31, 2013 Variable Interest Entity, Primary Beneficiary [Member] Accrued Liabilities [Member]	Dec. 31, 2012 Variable Interest Entity, Primary Beneficiary [Member] Accrued Liabilities [Member]	Dec. 31, 2013 Variable Interest Entity, Primary Beneficiary [Member] Other Current Liabilities [Member]	Dec. 31, 2012 Variable Interest Entity, Primary Beneficiary [Member] Other Current Liabilities [Member]	Dec. 31, 2013 Variable Interest Entity, Primary Beneficiary [Member] Other Noncurrent Liabilities [Member]	Dec. 31, 2012 Variable Interest Entity, Primary Beneficiary [Member] Other Noncurrent Liabilities [Member]	Jun. 30, 2013 Variable Interest Entity, Primary Beneficiary [Member] Gulfstar One [Member]	Dec. 31, 2013 Variable Interest Entity, Primary Beneficiary [Member] Gulfstar One [Member]	Dec. 31, 2013 Variable Interest Entity, Primary Beneficiary [Member] Gulfstar One [Member] Estimated Remaining Construction Costs For Variable Interest Entity [Member]	Dec. 31, 2013 Variable Interest Entity, Primary Beneficiary [Member] Gunflint [Member] Estimated Remaining Construction Costs For Variable Interest Entity [Member]	Dec. 31, 2013 Variable Interest Entity, Primary Beneficiary [Member] Constitution Pipeline Company Llc [Member]	Dec. 31, 2013 Variable Interest Entity, Primary Beneficiary [Member] Constitution Pipeline Company Llc [Member] Estimated Remaining Construction Costs For Variable Interest Entity [Member]	Dec. 31, 2013 Variable Interest Entity, Primary Beneficiary [Member] Bluegrass Pipeline Company Llc [Member]	Dec. 31, 2013 Variable Interest Entity, Primary Beneficiary [Member] Bluegrass Pipeline Company Llc [Member] Estimated Remaining For Spending Under Preliminary Activities Budget [Member]	Dec. 31, 2013 Variable Interest Entity, Primary Beneficiary [Member] Bluegrass Pipeline Company Llc [Member] Property Plant And Equipment [Member]	Mar. 31, 2014 Variable Interest Entity, Not Primary Beneficiary [Member] Bluegrass Pipeline Company Llc [Member] Subsequent Event [Member]	Dec. 31, 2013 Variable Interest Entity, Not Primary Beneficiary [Member] Laurel Mountain [Member]	Dec. 31, 2013 Variable Interest Entity, Not Primary Beneficiary [Member] Laurel Mountain [Member] Equity Method Investments [Member]	Dec. 31, 2013 Variable Interest Entity, Not Primary Beneficiary [Member] Caiman Energy II LLC [Member]	Jan. 31, 2014 Variable Interest Entity, Not Primary Beneficiary [Member] Caiman Energy II LLC [Member] Subsequent Event [Member]	Dec. 31, 2013 Variable Interest Entity, Not Primary Beneficiary [Member] Caiman Energy II LLC [Member] Equity Method Investments [Member]	Dec. 31, 2013 Variable Interest Entity, Not Primary Beneficiary [Member] Moss Lake [Member]	Dec. 31, 2013 Variable Interest Entity, Not Primary Beneficiary [Member] Moss Lake [Member] Estimated Remaining For Spending Under Preliminary Activities Budget [Member]	Dec. 31, 2013 Variable Interest Entity, Not Primary Beneficiary [Member] Moss Lake [Member] Equity Method Investments [Member]
Variable Interest Entity [Line Items]
Variable Interest Entity Ownership Percentage				41.00%	50.00%														51.00%			41.00%		50.00%			50.00%	51.00%		47.50%			50.00%
Other commitment																				$ 325	$ 134		$ 600		$ 85									$ 25
Contributions from noncontrolling interests	467	13	0															187
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners																		49.00%
Variable Interest Entity, Consolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
Variable Interest Entity, Consolidated, Carrying Amount, Assets						122	8	1,111	556																	113
Variable Interest Entity, Consolidated, Carrying Amount, Liabilities										(145)	(128)	(3)	0	(10)	0	(115)	(109)
Variable Interest Entity, Nonconsolidated, Comparison of Carrying Amount of Assets and Liabilities to Maximum Loss Exposure [Abstract]
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets and Liabilities, Net																													481			256			12
Variable Interest Entity, Reporting Entity Involvement, Maximum Loss Exposure, Amount																												$ 481		$ 380	$ 500